Performance Management	May 19, 2026
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
12.40%	(10.63)%
6/30/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
14.66%	(13.69)%
6/30/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund

reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses, and with respect to the table Investor Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
14.98%	(14.23)%
6/30/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
17.57%	(16.71)%
6/30/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
1.41%	(0.16)%
9/30/2024	12/31/2021

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.41%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.16%)
Lowest Quarterly Return, Date	Dec. 31, 2021
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index and more narrowly based indexes with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31 Year Return 2016 1.97% 2017 1.71% 2018 1.34% 2019 4.21% 2020 3.04% 2021 -0.17% 2022 -3.31% 2023 5.13% 2024 4.79% 2025 5.51%
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
2.99%	(2.38)%
9/30/2024	3/31/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.99%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.38%)
Lowest Quarterly Return, Date	Mar. 31, 2022
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses, and with respect to the table Investor Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
5.21%	(2.73)%
6/30/2020	3/31/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.73%)
Lowest Quarterly Return, Date	Mar. 31, 2022
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
6.71%	(5.33)%
12/31/2023	3/31/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.71%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.33%)
Lowest Quarterly Return, Date	Mar. 31, 2022
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A, B, C and X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
21.60%	(19.69)%
6/30/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses, and with respect to the table Investor Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with the returns of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
12.56%	(18.38)%
12/31/2023	6/30/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.56%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.38%)
Lowest Quarterly Return, Date	Jun. 30, 2022
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares of the Fund, and Class B, Class C and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
21.07%	(23.38)%
6/30/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A, Class B and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
30.81%	(32.61)%
12/31/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.81%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
18.97%	(27.25)%
6/30/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.cbisonline.com
Performance Availability Phone [Text]	866-348-6466
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020